Current and deferred tax - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statements [Line Items]
Deferred tax expense (income)	$ (2,075)	$ (4,902)	$ (11,118)
Accumulated Tax Loss Carryforwards and Other Temporary Differences [member]
Statements [Line Items]
Deferred tax expense (income)	$ 31,098	$ 21,112